Investments in Associates - Summary of Investments in Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [abstract]
Share of net assets	¥ 1,793	¥ 1,977